Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Mid Cap Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 2.8%
Entertainment — 2.2%
Live Nation Entertainment Inc.	195,000	$33,955,350 *
Media — 0.6%
AppLovin Corp., Class A Shares	25,000	9,897,500 *

Total Communication Services		43,852,850
Consumer Discretionary — 10.0%
Diversified Consumer Services — 1.3%
Service Corp. International	233,000	20,082,270
Hotels, Restaurants & Leisure — 2.8%
Churchill Downs Inc.	322,000	27,144,600
Viking Holdings Ltd.	159,000	16,591,650 *
Total Hotels, Restaurants & Leisure		43,736,250
Household Durables — 1.1%
Somnigroup International Inc.	246,000	16,071,180
Specialty Retail — 4.8%
Burlington Stores Inc.	47,000	17,318,560 *
Carvana Co.	152,000	9,478,720 *
Chewy Inc., Class A Shares	1,089,000	24,611,400 *
Valvoline Inc.	602,000	23,122,820 *
Total Specialty Retail		74,531,500

Total Consumer Discretionary		154,421,200
Consumer Staples — 5.4%
Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores Inc.	43,000	37,453,000
Performance Food Group Co.	399,000	45,641,610 *

Total Consumer Staples		83,094,610
Energy — 6.5%
Energy Equipment & Services — 3.0%
Archrock Inc.	485,000	17,343,600
Baker Hughes Co.	471,000	28,490,790
Total Energy Equipment & Services		45,834,390
Oil, Gas & Consumable Fuels — 3.5%
Diamondback Energy Inc.	95,000	19,280,250
EQT Corp.	654,000	34,851,660
Total Oil, Gas & Consumable Fuels		54,131,910

Total Energy		99,966,300
Financials — 14.1%
Banks — 4.3%
Fifth Third Bancorp	327,000	18,475,500
PNC Financial Services Group Inc.	111,000	27,735,570
UMB Financial Corp.	132,000	19,236,360
Total Banks		65,447,430
Capital Markets — 5.6%
Houlihan Lokey Inc.	168,000	21,082,320
MSCI Inc.	27,000	15,450,480
Raymond James Financial Inc.	203,000	35,723,940
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Robinhood Markets Inc., Class A Shares	165,000	$14,282,400 *
Total Capital Markets		86,539,140
Insurance — 4.2%
Arch Capital Group Ltd.	274,000	27,545,220 *
Travelers Cos. Inc.	99,000	37,061,640
Total Insurance		64,606,860

Total Financials		216,593,430
Health Care — 10.7%
Biotechnology — 1.9%
Argenx SE, ADR	17,000	14,514,940 *
Insmed Inc.	144,000	14,198,400 *
Total Biotechnology		28,713,340
Health Care Equipment & Supplies — 2.9%
Insulet Corp.	53,000	8,763,550 *
STERIS PLC	157,000	35,858,800
Total Health Care Equipment & Supplies		44,622,350
Health Care Providers & Services — 3.1%
Tenet Healthcare Corp.	188,000	47,898,640 *
Life Sciences Tools & Services — 2.8%
Charles River Laboratories International Inc.	89,000	20,693,390 *
Mettler-Toledo International Inc.	16,000	22,660,800 *
Total Life Sciences Tools & Services		43,354,190

Total Health Care		164,588,520
Industrials — 24.0%
Aerospace & Defense — 5.4%
Axon Enterprise Inc.	51,200	27,021,312 *
CAE Inc.	874,000	22,566,680 *
Karman Holdings Inc.	307,000	14,782,050 *
Leonardo DRS Inc.	274,000	12,617,700
Rocket Lab Corp.	99,000	6,430,050 *
Total Aerospace & Defense		83,417,792
Building Products — 1.2%
Advanced Drainage Systems Inc.	135,000	18,694,800
Commercial Services & Supplies — 5.0%
Casella Waste Systems Inc., Class A Shares	354,000	31,757,340 *
Clean Harbors Inc.	142,000	44,428,960 *
Total Commercial Services & Supplies		76,186,300
Construction & Engineering — 4.5%
API Group Corp.	694,000	27,537,920 *
Comfort Systems USA Inc.	6,000	10,378,140
WillScot Holdings Corp.	1,294,000	31,418,320
Total Construction & Engineering		69,334,380
Electrical Equipment — 2.4%
Regal Rexnord Corp.	180,000	36,941,400
Ground Transportation — 0.9%
XPO Inc.	72,000	14,469,840 *
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 4.6%
Ferguson Enterprises Inc.	123,000	$28,822,590
QXO Inc.	389,000	5,173,700 *
United Rentals Inc.	34,000	36,694,840
Total Trading Companies & Distributors		70,691,130

Total Industrials		369,735,642
Information Technology — 10.6%
Electronic Equipment, Instruments & Components — 4.5%
Coherent Corp.	31,000	8,149,590 *
Fabrinet	27,000	11,756,070 *
Mirion Technologies Inc.	891,000	13,347,180 *
Teledyne Technologies Inc.	54,000	35,400,780 *
Total Electronic Equipment, Instruments & Components		68,653,620
IT Services — 0.9%
Cloudflare Inc., Class A Shares	50,000	13,949,000 *
Semiconductors & Semiconductor Equipment — 2.6%
Microchip Technology Inc.	402,000	29,864,580
Monolithic Power Systems Inc.	7,000	9,982,210
Total Semiconductors & Semiconductor Equipment		39,846,790
Software — 1.7%
Rubrik Inc., Class A Shares	357,000	25,832,520 *
Technology Hardware, Storage & Peripherals — 0.9%
Everpure Inc., Class A Shares	93,000	7,176,810 *
GPGI Inc.	540,811	7,138,705
Total Technology Hardware, Storage & Peripherals		14,315,515

Total Information Technology		162,597,445
Materials — 4.6%
Containers & Packaging — 4.6%
Crown Holdings Inc.	347,000	40,893,950
International Paper Co.	742,000	30,295,860

Total Materials		71,189,810
Real Estate — 4.7%
Real Estate Management & Development — 1.7%
Jones Lang LaSalle Inc.	73,000	25,917,190 *
Retail REITs — 2.0%
NNN REIT Inc.	654,000	31,078,080
Specialized REITs — 1.0%
SBA Communications Corp.	85,000	15,383,300

Total Real Estate		72,378,570
Utilities — 6.0%
Electric Utilities — 1.0%
PPL Corp.	439,000	15,457,190
Independent Power and Renewable Electricity Producers — 2.4%
Vistra Corp.	254,000	37,640,260
Multi-Utilities — 2.6%
DTE Energy Co.	282,000	40,007,340

Total Utilities		93,104,790
Total Investments before Short-Term Investments (Cost — $1,138,015,752)		1,531,523,167
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	5,230,594	$5,230,594 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	5,230,594	5,230,594 (a)(b)

Total Short-Term Investments (Cost — $10,461,188)			10,461,188
Total Investments — 100.1% (Cost — $1,148,476,940)			1,541,984,355
Liabilities in Excess of Other Assets — (0.1)%			(1,889,894)
Total Net Assets — 100.0%			$1,540,094,461

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $5,230,594 and the cost was $5,230,594 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,531,523,167	—	—	$1,531,523,167
Short-Term Investments†	10,461,188	—	—	10,461,188
Total Investments	$1,541,984,355	—	—	$1,541,984,355

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$14,778,436	$181,843,166	181,843,166	$191,391,008	191,391,008

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$327,959	—	$5,230,594

ClearBridge Mid Cap Fund 2026 Quarterly Report